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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             Distribution Report Pursuant to Section 13 or 15(d) of
                       the Securities Exchange Act of 1934

  For the monthly distribution period from October 1, 2006 to October 31, 2006

                    Commission File Number of issuing entity:
                                  333-110340-15

                          RFMSII Series 2006-HSA1 Trust
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-110340

                Residential Funding Mortgage Securities II, Inc.
              (Exact name of depositor as specified in its charter)

                        Residential Funding Company, LLC
               (Exact name of sponsor as specified in its charter)

                     New York                                       None
 (State or other jurisdiction of incorporation or            (I.R.S. Employer
        organization of the issuing entity)                  Identification No.)

c/o Residential Funding Company, LLC, as Master Servicer
         8400 Normandale Lake Boulevard                             55437
          Minneapolis, Minnesota 55437                              (Zip Code)
    (Address of principal executive offices of
                  issuing entity)

                                 (952) 857-7000
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)


           Title of Class            Registered/reported pursuant to (check one)        Name of exchange
                                                                                       (If Section 12(b))
                                        Section       Section    Section 15(d)
                                         12(b)         12(g)
Home Equity Loan Pass-Through
Certificates, Series 2006-HSA1, in
the classes specified herein             [___]         [___]         [ X ]               _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

     The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

     Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RFMSII Series 2006-HSA1 Trust Home Equity Loan Pass-Through Certificates, Series 2006-HSA1 (the "Certificates"), dated January 25, 2006, and related Prospectus dated January 19, 2006 (collectively, the "Prospectus"), of the RFMSII Series 2006-HSA1 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class A-1, A-2, Class A-3, Class A-4 and Class A-5.

                           PART II - OTHER INFORMATION

ITEM 2 - Legal Proceedings

Nothing to report.

ITEM 3 - Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 - Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 - Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 - Significant Obligors of Pool Assets.

Inapplicable.

ITEM 7 - Significant Enhancement Provider Information.

Financial Statements of Financial Guaranty Insurance Company and Subsidiaries for the Period Ended September 30, 2006 are included as Exhibit 99.2 to this Report on Form 10-D, which is incorporated by reference in its entirety herein.

ITEM 8 - Other Information.

Nothing to report.

ITEM 9 - Exhibits

        (a) Documents filed as part of this report.

Exhibit 99.1   November 2006 Monthly Statement to Certificateholders

Exhibit 99.2 Financial Statements of Financial Guaranty Insurance Company and Subsidiaries for the Period Ended September 30, 2006

        (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Pooling and Servicing Agreement, dated as of January 1, 2006, among Residential Funding Mortgage Securities II, Inc., as company, Residential Funding Corporation, as master servicer, and JPMorgan Chase Bank, N.A., as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 10, 2006).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of January 27, 2006, between Residential Funding Corporation and Residential Funding Mortgage Securities II, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 10, 2006).

Exhibit 10.3 Financial Guaranty Insurance Policy issued by Financial Guaranty Insurance Company relating to Home Equity Loan Pass-Through Certificates, Series 2006-HSA1 relating to the Class A Certificates (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 10, 2006).

Exhibit 99.1   November 2006 Monthly Statement to Certificateholders

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  November 25, 2006



                                    RFMSII Series 2006-HSA1 Trust
                                    (Issuing entity)

                                    By:   Residential Funding Company, LLC, as
                                          Master Servicer


                                            By:    /s/ Darsi Meyer
                                                   Name:   Darsi Meyer
                                                   Title:  Director

             EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS

                                  EXHIBIT 99.2


FINANCIAL STATEMENTS

Financial Guaranty Insurance Company and Subsidiaries

September 30, 2006